Organisation and Principal Activities - Associates (Detail) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Nominal value of ordinary shares issued and paid-up/registered capital	¥ 43,081	¥ 43,081
Shanghai Petroleum Corporation Limited [member]
Disclosure of associates [line items]
Name of entity	Shanghai Petroleum Corporation Limited
Place of establishment	Shanghai, PRC
Nominal value of ordinary shares issued and paid-up/registered capital	¥ 900
Percentage of equity attributable to the Group	30.00%
Principal activities	Production, processing and technology consultation of oil, gas and relevant products in the PRC
CNOOC Finance Corporation Limited [member]
Disclosure of associates [line items]
Name of entity	CNOOC Finance Corporation Limited
Place of establishment	Beijing, PRC
Nominal value of ordinary shares issued and paid-up/registered capital	¥ 4,000
Percentage of equity attributable to the Group	31.80%
Principal activities	Provision of deposit, transfer, settlement, loan, discounting and other financing services to CNOOC and its member entities
Jiangsu Shuangchuang Renewable Energy Development Corporation Limited [member]
Disclosure of associates [line items]
Name of entity	Jiangsu Shuangchuang Renewable Energy Development Corporation Limited
Place of establishment	Jiangsu, PRC
Nominal value of ordinary shares issued and paid-up/registered capital	¥ 100
Percentage of equity attributable to the Group	38.00%
Principal activities	New energy technology research and development, technical consulting, technical services; wind power; technical services for power system and facilities; power engineering and construction (operated with qualification certificates); generator set installation, commissioning and maintenance